Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
% Change (+) in Assumption [Member] | Discount Rate [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,406,718	$ 6,246,875	$ 5,877,653
Amount Change in Liability	$ (412,414)	$ (594,798)	$ (562,142)
Percentage of Change in Liability	(7.09%)	(8.69%)	(8.73%)
% Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,141,412	$ 7,303,544	$ 6,832,393
Amount Change in Liability	$ 322,280	$ 461,871	$ 392,599
Percentage of Change in Liability	5.54%	6.75%	6.10%
% Change (+) in Assumption [Member] | Turnover Rate [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,596,605	$ 6,515,632	$ 6,131,013
Amount Change in Liability	$ (222,526)	$ (326,041)	$ (308,782)
Percentage of Change in Liability	(3.82%)	(4.77%)	(4.79%)
% Change (+) in Assumption [Member] | Life Expectancy [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,832,121	$ 6,860,711	$ 6,458,065
Amount Change in Liability	$ 12,989	$ 19,038	$ 18,207
Percentage of Change in Liability	0.22%	0.28%	0.28%
% Change (-) in Assumption [Member] | Discount Rate [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,291,799	$ 7,540,239	$ 7,098,037
Amount Change in Liability	$ 472,667	$ 698,566	$ 658,242
Percentage of Change in Liability	8.12%	10.21%	10.22%
% Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,534,865	$ 6,442,685	$ 6,098,352
Amount Change in Liability	$ (284,267)	$ (398,988)	$ (341,443)
Percentage of Change in Liability	(4.89%)	(5.83%)	(5.30%)
% Change (-) in Assumption [Member] | Turnover Rate [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,905,978	$ 6,990,881	$ 6,576,958
Amount Change in Liability	$ 86,846	$ 149,208	$ 137,163
Percentage of Change in Liability	1.49%	218.00%	2.13%
% Change (-) in Assumption [Member] | Life Expectancy [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,806,228	$ 6,822,778	$ 6,421,657
Amount Change in Liability	$ (12,904)	$ (18,895)	$ (18,137)
Percentage of Change in Liability	(0.22%)	(0.28%)	(0.28%)